LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Labor Costs [Abstract]
Schedule of labor costs

	Year ended December 31,
	2022	2021	2020

Wages, salaries and social security costs	1,093,105	878,347	677,541
Termination benefits	22,246	18,677	25,265
Post-employment benefits (Note 20 (i))	46,381	43,287	36,093

Labor costs	1,161,732	940,311	738,899